Financial assets and liabilities (Details 2) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 10,247	$ 10,053
Gross carrying amount [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	7,678	7,683
Gross carrying amount [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	2,569	2,370
Gross carrying amount [member] | Subordinated Notes [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	757	745
At fair value [member]
IfrsStatementLineItems [Line Items]
Loans and financing	10,376	10,385
At fair value [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	7,900	8,034
At fair value [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	2,476	2,351
At fair value [member] | Subordinated Notes [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 754	$ 748